Net Loss Per Common Share - Schedule of Dilutive Common Stock Equivalents (Details) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total antidilutive securities (in shares)	89,727	113,026	135,261	113,012	106,651
Warrant | Common stock warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total antidilutive securities (in shares)	64,839	258	65,226	310	476
Warrant | Redeemable convertible preferred stock warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total antidilutive securities (in shares)	0	1,305	0	1,305	1,305
Common stock options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total antidilutive securities (in shares)	9,928	49,223	55,438	49,157	42,630
Redeemable convertible preferred stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total antidilutive securities (in shares)	14,960	62,240	14,597	62,240	62,240